Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 203,000
Valuation allowance	$ 199,427	$ 3,824